Note 29 - Net Income Per Share - Income (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Net income attributable to the owners of the parent	$ 57,899	$ 35,160	$ 6,064
Issued ordinary shares at beginning of period (in shares)	220,119,343	190,250,000	190,250,000
Effect of shares issued (in shares)	7,422,487	12,504,070
Effect of treasury shares held (in shares)	(2,913,330)	(133,681)
Basic weighted-average number of ordinary shares in the period (in shares)	224,628,500	202,620,388	190,250,000
Basic net income per share, US$ (in dollars per share)	$ 0.26	$ 0.17	$ 0.03
Basic weighted-average number of ordinary shares (in shares)	224,628,500	202,620,388	190,250,000
Effect of employee equity grants (in shares)	4,437,167	6,107,813	2,449,186
Diluted weighted-average number of ordinary shares in the period (in shares)	229,065,667	208,728,202	192,699,186
Diluted net income per share, US$ (in dollars per share)	$ 0.25	$ 0.17	$ 0.03
ADS equivalent of basic weighted-average number of ordinary shares (in shares)	220,119,343	190,250,000	190,250,000
ADS equivalent of diluted weighted-average number of ordinary shares (in shares)	224,628,500	202,620,388	190,250,000
ADS [member]
Statement Line Items [Line Items]
Net income attributable to the owners of the parent	$ 57,899	$ 35,160	$ 6,064
Issued ordinary shares at beginning of period (in shares)	112,314,250	101,310,194	95,125,000
Basic weighted-average number of ordinary shares in the period (in shares)	114,532,833	104,364,101	96,349,593
Basic net income per share, US$ (in dollars per share)	$ 0.52	$ 0.35	$ 0.06
Diluted net income per share, US$ (in dollars per share)	$ 0.51	$ 0.34	$ 0.06
ADS equivalent of basic weighted-average number of ordinary shares (in shares)	112,314,250	101,310,194	95,125,000
ADS equivalent of diluted weighted-average number of ordinary shares (in shares)	114,532,833	104,364,101	96,349,593